9A OTHER ITEMS	9 Months Ended
Sep. 30, 2017
Payables and Accruals [Abstract]
OTHER ITEMS

The Company paid an in-kind dividend on its Series A Preferred Stock for the quarter ended September 30, 2017 by issuing 10,277 shares of Series A Preferred Stock to the sole holder of the Company’s Series A Preferred Stock. The Company has yet to make the dividend payment on its Series A Preferred Stock which was payable on September 30, 2017.  The Company will pay the sole holder of the Series A Preferred Stock the accrued dividend in-kind pursuant to the terms of the Certificate of Designation contemporaneously with the filing of this Quarterly Report on Form 10-Q for the quarter ended September 30, 2017.